Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 61,446	£ 68,207
Liabilities at fair value	51,037	41,103
Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	31,109	15,560
Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	17,613	23,103
Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	2,315	2,440
Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	30,555	30,035
Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	19,942	25,471
Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	2,096	2,140
Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	8,853	10,561
Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	24,447	23,463
Liabilities at fair value	3,695	2,802
Level 1 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	3,694	2,801
Level 1 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1	1
Level 1 [Member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	15,474	12,996
Level 1 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		1
Level 1 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	184
Level 1 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	8,789	10,466
Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	36,642	44,345
Liabilities at fair value	47,273	38,221
Level 2 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	27,415	12,759
Level 2 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	17,549	23,028
Level 2 [Member] | Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	2,309	2,434
Level 2 [Member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	15,081	17,039
Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	19,878	25,367
Level 2 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	1,672	1,876
Level 2 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	11	63
Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	357	399
Liabilities at fair value	69	80
Level 3 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	63	74
Level 3 [Member] | Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	6	6
Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	64	103
Level 3 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	240	264
Level 3 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	53	32
Loans and Advances to Banks [member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 6,897	7,478
Valuation technique	A
Loans and Advances to Banks [member] | Level 2 [Member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 6,897	7,478
Loans and Advances to Customers [member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 8,840	10,323
Valuation technique	A
Loans and Advances to Customers [member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 1,549	1,731
Valuation technique	A
Loans and Advances to Customers [member] | Level 1 [Member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 656	762
Loans and Advances to Customers [member] | Level 2 [Member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	8,184	9,561
Loans and Advances to Customers [member] | Level 2 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	1,485	1,668
Loans and Advances to Customers [member] | Level 3 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	64	63
Debt Securities [member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 5,156	6,248
Valuation technique	-
Debt Securities [member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 547	409
Valuation technique	A & B
Debt Securities [member] | Level 1 [Member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 5,156	6,248
Debt Securities [member] | Level 1 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	184
Debt Securities [member] | Level 2 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	187	208
Debt Securities [member] | Level 3 [Member] | Financial Assets Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	176	201
Trading equity securities [member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 9,662	5,986
Valuation technique	-
Trading equity securities [member] | Level 1 [Member] | Trading Assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 9,662	5,986
Exchange Rate Contracts [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 4,191	6,030
Exchange Rate Contracts [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 6,077	8,322
Valuation technique	A
Exchange Rate Contracts [Member] | Level 2 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 4,176	6,009
Exchange Rate Contracts [Member] | Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	6,061	8,300
Exchange Rate Contracts [Member] | Level 3 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	15	21
Exchange Rate Contracts [Member] | Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 16	22
Interest Rate Contracts [member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A & C
Liabilities at fair value	£ 12,725	16,213
Interest Rate Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 12,968	15,815
Valuation technique	A & C
Interest Rate Contracts [member] | Level 1 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		1
Interest Rate Contracts [member] | Level 2 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 12,720	16,202
Interest Rate Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	12,956	15,795
Interest Rate Contracts [member] | Level 3 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	5	11
Interest Rate Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	12	19
Equity and Credit Contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 31	36
Equity and Credit Contracts [member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	B & D
Liabilities at fair value	£ 697	860
Equity and Credit Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 897	1,334
Valuation technique	B & D
Equity and Credit Contracts [member] | Level 1 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 1	1
Equity and Credit Contracts [member] | Level 2 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	653	817
Equity and Credit Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	861	1,272
Equity and Credit Contracts [member] | Level 3 [Member] | Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	43	42
Equity and Credit Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	36	62
Available for sale equity securities [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 81	112
Valuation technique	B
Available for sale equity securities [Member] | Level 1 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 19	17
Available for sale equity securities [Member] | Level 2 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	9	63
Available for sale equity securities [Member] | Level 3 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	53	32
Available for sale debt securities [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 8,772	10,449
Valuation technique	C
Available for sale debt securities [Member] | Level 1 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 8,770	10,449
Available for sale debt securities [Member] | Level 2 [Member] | Financial Investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 2
Deposits by Banks [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 1,885	4,200
Deposits by Banks [member] | Level 2 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 1,885	4,200
Deposits by Customers [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 25,530	8,559
Deposits by Customers [Member] | Level 2 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 25,530	8,559
Short Term Position [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	-
Liabilities at fair value	£ 3,694	2,801
Short Term Position [Member] | Level 1 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	3,694	2,801
Debt Securities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 5	21
Debt Securities [Member] | Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 1,635	1,914
Debt Securities [Member] | Level 2 [Member] | Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1,629	1,908
Debt Securities [Member] | Level 3 [Member] | Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 6	6
Structured Deposits [member] | Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 680	526
Structured Deposits [member] | Level 2 [Member] | Financial Liabilities Designated at Fair Value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 680	£ 526